CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 60,668,779	$ 8,796,146	¥ 80,752,439	¥ 70,480,978
Cost of revenues:
Commission-split	(20,499,632)	(2,972,167)	(31,633,827)	(24,724,603)
Commission and compensationinternal	(17,853,694)	(2,588,542)	(26,303,507)	(23,318,664)
Cost of home renovation and furnishing	(3,562,068)	(516,451)	(195,869)	(127,901)
Cost related to stores	(3,346,436)	(485,188)	(3,809,757)	(3,206,601)
Others	(1,626,202)	(235,776)	(2,990,064)	(2,243,352)
Total cost of revenues	(46,888,032)	(6,798,124)	(64,933,024)	(53,621,121)
Gross profit	13,780,747	1,998,022	15,819,415	16,859,857
Operating expenses:
Sales and marketing expenses	(4,573,382)	(663,078)	(4,309,116)	(3,715,278)
General and administrative expenses	(7,346,665)	(1,065,167)	(8,924,470)	(7,588,809)
Research and development expenses	(2,545,549)	(369,070)	(3,193,988)	(2,477,911)
Impairment of goodwill, intangible assets and other long-lived assets	(148,057)	(21,466)	(746,705)	(236,050)
Total operating expenses	(14,613,653)	(2,118,781)	(17,174,279)	(14,018,048)
Income (loss) from operations	(832,906)	(120,759)	(1,354,864)	2,841,809
Interest income, net	743,484	107,795	354,567	163,600
Share of results of equity investees	44,588	6,465	36,606	(37,574)
Fair value changes in investments, net	(512,225)	(74,266)	564,804	369,124
Impairment loss for equity investments accounted for using measurement alternative	(591,876)	(85,814)	(183,789)	(9,000)
Foreign currency exchange gain (loss)	(127,362)	(18,466)	20,988	3,506
Other income, net	1,568,587	227,424	1,702,414	1,055,654
Income before income tax expense	292,290	42,379	1,140,726	4,387,119
Income tax expense	(1,689,574)	(244,965)	(1,665,492)	(1,608,796)
Net income (loss)	(1,397,284)	(202,586)	(524,766)	2,778,323
Net loss (income) attributable to non-controlling interests shareholders	11,210	1,625	637	(731)
Net income (loss) attributable to KE Holdings Inc.	(1,386,074)	(200,961)	(524,129)	2,777,592
Accretion on convertible redeemable preferred shares to redemption value				(1,755,228)
Income allocation to participating preferred shares	0		0	(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(1,386,074)	(200,961)	(524,129)	720,466
Other comprehensive income (loss)
Currency translation adjustments	2,602,071	377,265	(841,214)	(1,897,395)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(375,069)	(54,380)	35,578
Total other comprehensive income (loss)	2,227,002	322,885	(805,636)	(1,897,395)
Total comprehensive income (loss)	829,718	120,299	(1,330,402)	880,928
Comprehensive loss (income) attributable to noncontrolling interests shareholders	11,210	1,625	637	(731)
Comprehensive income (loss) attributable to KE Holdings Inc.	840,928	121,924	(1,329,765)	880,197
Accretion on convertible redeemable preferred shares to redemption value				(1,755,228)
Income allocation to participating preferred shares	0		0	(301,898)
Comprehensive income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 840,928	$ 121,924	¥ (1,329,765)	¥ (1,176,929)
Weighted average number of ordinary shares used in computing net income (loss) per share, basic and diluted
- Basic | shares	3,569,179,079	3,569,179,079	3,549,121,628	2,226,264,859
- Diluted | shares	3,569,179,079	3,569,179,079	3,549,121,628	2,267,330,891
Net income (loss) per share attributable to ordinary shareholders
- Basic | (per share)	¥ (0.39)	$ (0.06)	¥ (0.15)	¥ 0.32
- Diluted | (per share)	¥ (0.39)	$ (0.06)	¥ (0.15)	¥ 0.32
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	¥ 2,425,249		¥ 1,538,287	¥ 2,252,589
Cost of revenues
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	356,844	$ 51,738	406,131	511,637
Sales and marketing expenses
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	121,396	17,601	110,446	77,574
General and administrative expenses
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	1,659,755	240,641	595,732	1,131,335
Research and development expenses
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	287,254	41,648	425,978	532,043
Existing home transaction services
Net revenues:
Total net revenues	24,123,703	3,497,608	31,947,953	30,564,584
New home transaction services
Net revenues:
Total net revenues	28,650,374	4,153,914	46,472,378	37,937,886
Home renovation and furnishing
Net revenues:
Total net revenues	5,046,627	731,692	197,452	108,960
Emerging and other services
Net revenues:
Total net revenues	¥ 2,848,075	$ 412,932	¥ 2,134,656	¥ 1,869,548